Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	(20,159)	(27,986)	(39,070)	(49,689)

Denominator:
Weighted average shares - for basic and diluted net loss per share	64,908	54,917	61,796	54,733

Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$(0.31)	$(0.51)	$(0.63)	$(0.91)